Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables for UK Downward scenario (audited) (Details)
	Dec. 31, 2018	Dec. 31, 2017
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.00%
Upside 1 [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.00%
Upside 1 [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	33.00%
Upside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.20%
Upside 1 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.60%
Upside 1 [member] | GDP [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Upside 1 [member] | GDP [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Upside 1 [member] | GDP [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Upside 1 [member] | GDP [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Upside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.10%
Upside 1 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.50%
Upside 1 [member] | Unemployment [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Upside 1 [member] | Unemployment [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 1 [member] | Unemployment [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Upside 1 [member] | Unemployment [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		36.70%
Upside 1 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		27.30%
Upside 1 [member] | HPI [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Upside 1 [member] | HPI [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.20%
Upside 1 [member] | HPI [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Upside 1 [member] | HPI [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.20%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%
Upside 2 [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%
Upside 2 [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.00%
Upside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.50%
Upside 2 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		6.70%
Upside 2 [member] | GDP [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%
Upside 2 [member] | GDP [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%
Upside 2 [member] | GDP [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%
Upside 2 [member] | GDP [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%
Upside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.90%
Upside 2 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.20%
Upside 2 [member] | Unemployment [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 2 [member] | Unemployment [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Upside 2 [member] | Unemployment [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%
Upside 2 [member] | Unemployment [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Upside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		52.90%
Upside 2 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		32.10%
Upside 2 [member] | HPI [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.40%
Upside 2 [member] | HPI [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.90%
Upside 2 [member] | HPI [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.40%
Upside 2 [member] | HPI [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.90%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	41.00%
Baseline [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	40.00%
Baseline [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.00%
Baseline [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		1.80%
Baseline [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.10%
Baseline [member] | GDP [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Baseline [member] | GDP [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%
Baseline [member] | GDP [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%
Baseline [member] | GDP [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%
Baseline [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.60%
Baseline [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		4.10%
Baseline [member] | Unemployment [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Baseline [member] | Unemployment [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Baseline [member] | Unemployment [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%
Baseline [member] | Unemployment [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%
Baseline [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.80%
Baseline [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.40%
Baseline [member] | HPI [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Baseline [member] | HPI [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%
Baseline [member] | HPI [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%
Baseline [member] | HPI [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.00%
Downside 1 [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	28.00%
Downside 1 [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.00%
Downside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(0.60%)
Downside 1 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(1.00%)
Downside 1 [member] | GDP [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Downside 1 [member] | GDP [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%
Downside 1 [member] | GDP [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Downside 1 [member] | GDP [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%
Downside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.50%
Downside 1 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		5.00%
Downside 1 [member] | Unemployment [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Downside 1 [member] | Unemployment [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%
Downside 1 [member] | Unemployment [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%
Downside 1 [member] | Unemployment [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%
Downside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(9.20%)
Downside 1 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(2.10%)
Downside 1 [member] | HPI [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Downside 1 [member] | HPI [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
Downside 1 [member] | HPI [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)
Downside 1 [member] | HPI [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%
Downside 2 [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%
Downside 2 [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%
Downside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(5.20%)
Downside 2 [member] | GDP [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(5.20%)
Downside 2 [member] | GDP [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)
Downside 2 [member] | GDP [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)
Downside 2 [member] | GDP [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)
Downside 2 [member] | GDP [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.30%)
Downside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.00%
Downside 2 [member] | Unemployment [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.60%
Downside 2 [member] | Unemployment [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%
Downside 2 [member] | Unemployment [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%
Downside 2 [member] | Unemployment [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.80%
Downside 2 [member] | Unemployment [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%
Downside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(35.10%)
Downside 2 [member] | HPI [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		(20.20%)
Downside 2 [member] | HPI [member] | UK Downward scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.10%)
Downside 2 [member] | HPI [member] | UK Downward scenario [member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.40%)
Downside 2 [member] | HPI [member] | UK upward scenario [Member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.10%)
Downside 2 [member] | HPI [member] | UK upward scenario [Member] | United States [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.40%)